Transactions with Affiliates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Summary of Related Party Disclosures
Cost reimbursements, included in other income, were as follows.

	Three Months Ended March 31,
(In thousands)	2019	2018
Retail companies	$738	$2,387
Public companies (Colony Credit, NRE)	2,632	1,750
Private funds and other	3,535	1,844
Equity awards of Colony Credit and NRE (Note 18)	2,940	812
	$9,845	$6,793

Amounts due from affiliates, excluding fee income receivable from the industrial open-end fund which is classified as asset held for sale (Note 7), consist of the following:

(In thousands)	March 31, 2019	December 31, 2018
Investment vehicles and unconsolidated ventures
Fee income	$33,918	$32,139
Cost reimbursements and recoverable expenses	8,542	10,754
Employees and other affiliates	254	596
	$42,714	$43,489

Cost reimbursements, included in other income, were as follows. These amounts include $4.0 million for the year ended December 31, 2018 of costs incurred by the Company and reimbursed by its managed private funds that are presented gross on the consolidated statement of operations beginning in 2018 pursuant to the new revenue recognition guidance (Note 2).

	Year Ended December 31,
(In thousands)	2018	2017	2016
Retail companies	$4,672	$19,545	$—
Public companies—NRE and Colony Credit	10,747	—	—
Private funds and other	9,198	3,779	4,296
Equity awards of NRE and Colony Credit (Note 21)	10,078	—	—
Townsend	—	2,306	—
	$34,695	$25,630	$4,296

Amounts due from and due to affiliates, excluding amounts classified as held for sale (Note 10), consist of the following:

(In thousands)	December 31, 2018	December 31, 2017
Due from Affiliates
Investment vehicles and unconsolidated ventures
Fee income	$32,139	$18,209
Cost reimbursements and recoverable expenses	10,754	30,749
Employees and other affiliates	596	1,403
	$43,489	$50,361
Due to Affiliates
Investment vehicles and unconsolidated ventures	$—	$2,884
Employees	—	20,650
	$—	$23,534